POST-EMPLOYMENT BENEFITS - Contributions to Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Employer contribution	$ 0	$ 5
Employee contribution	25	25
Total contribution	$ 25	$ 30